Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended														12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016 [1]	Sep. 30, 2016 [1]	Jun. 30, 2016 [1]	Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income (loss) from continuing operations attributable to Hilton stockholders	$ 74				$ 192										$ (18)		$ 876		$ 174
Basic earnings (loss) per share:
Weighted average shares outstanding, basic	330				329										329		329		328
Basic earnings (loss) per share	$ 0.22	$ (1.20)	$ 0.27	$ 0.29	$ 0.58	[1],[2]	$ 2.09		$ 0.47		$ 0.11		$ 0.00		$ (0.05)	[1],[3]	$ 2.67	[3]	$ 0.53	[3]
Diluted earnings (loss) per share:
Weighted average shares outstanding, diluted	331				330										329		330		329
Diluted earnings (loss) per share	$ 0.22	$ (1.20)	$ 0.27	$ 0.29	$ 0.58	[1],[2]	$ 2.09	[1]	$ 0.47	[1]	$ 0.11	[1]	$ 0.00	[1]	$ (0.05)	[1],[3]	$ 2.66	[1],[3]	$ 0.53	[3]
Share based compensation awards [member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings (loss) per share	1				1										2		1		1

[1]	The sum of the earnings per share for the four quarters differs from annual earnings per share due to the required method of computing the weighted average shares outstanding in interim periods.
[2]	Weighted average shares outstanding used in the computation of basic and diluted earnings per share and cash dividends declared per share were adjusted to reflect the 1-for-3 reverse stock split that occurred on January 3, 2017. See Note 1: "Organization and Basis of Presentation" for additional information.
[3]	Weighted average shares outstanding used in the computation of basic and diluted earnings per share and cash dividends declared per share were adjusted to reflect the 1-for-3 reverse stock split that occurred on January 3, 2017.